INVENTORIES	12 Months Ended
Dec. 31, 2013
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]
5.	INVENTORIES

Inventories are stated at the lower of cost or market. Cost is determined by the first-in, first-out method. Cost of inventories comprises direct materials.

Inventories by major categories are as follows:

	2013	2013	2012
	USD	RMB	RMB
Finished goods	77	466	516,372

                 Inventories amounting to RMB1,570 and RMB63 were written off during the years ended December 31, 2012 and 2011, respectively. No inventories were written off during the year ended December 31, 2013.